Note Payable - Related Party	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Note Payable - Related Party

NOTE 9. — NOTE PAYABLE – RELATED PARTY

In June 2011, CPL, a wholly owned subsidiary of the Company, executed a Promissory Note in favor of Allied. Under the initial terms of the Promissory Note, Allied agreed to make loans to CPL from time to time for purposes of making payments relating to the workover of the Oyo-5 well in an aggregate sum of up to $25.0 million. Interest accrues on the outstanding principal under the Promissory Note at a rate of 30 day LIBOR plus 2% per annum. In September 2013, the Company and Allied amended the Promissory Note and the Guaranty to add the Company as a borrower, to allow for borrowings of up to $10.0 million for general corporate purposes and to pledge the stock of the subsidiary of CEI that holds the exploration licenses in The Gambia and Kenya as collateral pursuant to an equitable share mortgage arrangement. As of December 31, 2013, the book value of the exploration licenses in The Gambia and Kenya was $3.2 million. Pursuant to the initial terms of the Promissory Note, the outstanding principal amount of all loans was to mature on June 6, 2013. In August 2012, the Promissory Note was amended to extend the maturity date to October 15, 2013, and in March 2013 the Promissory Note was again amended to extend the maturity date to July 15, 2014. In January 2014, Allied agreed to amend the Promissory Note and extend the maturity date to July 15, 2015 in the event the Company is not successful in obtaining external financing arrangements by June 30, 2014. In August 2014, the Promissory Note was amended to extend the maturity date by one year to July 2015, and to allow for the entire $25.0 million facility amount to be utilized for general corporate purposes. The Company has guaranteed all of CPL’s obligations under the Promissory Note. As of December 31, 2013, $6.5 million was outstanding under the Promissory Note.

The Company’s Executive Chairman and member of the Board of Directors, and Chief Executive Officer indirectly owns 27.7% of CEHL, which is the majority shareholder of the Company. As a result, he is deemed to have an indirect material interest in the transaction contemplated by the Promissory Note. The material facts as to this relationship with Allied were fully disclosed to the Board of Directors prior to Board approval of the transaction.